Note 17 - Commitments and Guarantees	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
17.	COMMITMENTS AND GUARANTEES

Commitments for each of the next
five
years and thereafter are as follows:

As at
December 31, 2018

	Less than 1 year	1–3 years	4–5 years	More than 5 years	Total
Premises and equipment leasing	$1,543	$7,669	$6,825	$7,171	$23,208
Gas, electricity and non-commodity contracts	633,606	2,388,039	448,570	126,658	3,596,873
	$635,149	$2,395,708	$455,395	$133,829	$3,620,081

Just Energy has entered into leasing contracts for office buildings and administrative equipment. These leases have a leasing period of between one
and
eight
years.
No
purchase options are included in any major leasing contracts. Just Energy is also committed under long-term contracts with customers to supply gas and electricity. These contracts have various expiry dates and renewal options.

On
October 9, 2018,
Just Energy announced that it has entered into a Multi-Year Contingent Business Interruption Insurance Agreement (the “Insurance”).

The Insurance primarily complements Just Energy’s robust risk management program and is intended to mitigate the impacts to the Company due to, among other things, natural disasters, such as Hurricane Harvey and the
January 2018
winter freeze in Texas.

The Insurance provides up to
US$25
million of insured limit per event,
US$50
million per year and
US$225
million of limit over an
80
-month term, covering risks such as loss of income due to natural perils, sabotage, terrorism including cyber-attack, increased cost of supply from damage to supply and distribution infrastructure, interruption due to damage to customer property, losses in excess of Just Energy’s weather derivative program recoveries, and any unforeseen or unplanned weather related loss.

Guarantees

Pursuant to separate arrangements with Westchester Fire Insurance Company, Travelers Casualty and Surety Company of America, Berkley Insurance Company and Charter Brokerage LLC, Just Energy has issued surety bonds to various counterparties including states, regulatory bodies, utilities and various other surety bond holders in return for a fee and/or meeting certain collateral posting requirements. Such surety bond postings are required in order to operate in certain states or markets. Total surety bonds issued as at
December 31, 2018
amounted to
$57.9
million.

As at
December 31, 2018,
Just Energy had total letters of credit outstanding in the amount of
$70.3
million (Note
10
(a)).